Investor A Investor C And Institutional [Member] Expense Example, No Redemption - Investor A, C And Institutional - BlackRock New York Municipal Opportunities Fund - Investor C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	961
Expense Example, No Redemption, 10 Years	$ 1,895